UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2503
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 11/30

Portfolio of Investments
RiverSource Diversified Bond Fund
Nov. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (119.6%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.2%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$1,790,000	(l)	$1,820,475
06-15-35	6.63	2,543,000	(l)	2,556,976
Petroleos de Venezuela
04-12-17	5.25	4,359,000		2,266,680

Total				6,644,131

Sovereign (0.6%)(c)
Emirate of Abu Dhabi
Sr Unsecured
08-02-12	5.50	200,000	(d)	208,955
Republic of Argentina
Sr Unsecured
09-12-13	7.00	2,762,000		2,375,320
12-15-35	0.00	3,350,000	(e)	276,375
Republic of El Salvador
06-15-35	7.65	1,313,000	(d)	1,306,435
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	1,522,000	(d)	1,620,930
10-12-35	8.50	987,000	(d)	1,159,725
01-17-38	7.75	850,000	(d)	915,875
Republic of Philippines
01-15-16	8.00	425,000		491,938
01-14-31	7.75	1,979,000	(l)	2,221,428
Republic of Turkey
09-26-16	7.00	450,000		499,500
04-03-18	6.75	1,429,000		1,543,320
03-17-36	6.88	3,506,000		3,567,354
Republic of Turkey
Sr Unsecured
11-07-19	7.50	1,400,000		1,580,250
Republic of Uruguay
05-17-17	9.25	678,000	(l)	847,500
Republic of Venezuela
02-26-16	5.75	1,579,000		978,980
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	715,000	(l)	563,063
05-07-23	9.00	1,600,000		1,077,440
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,592,000	(l)	1,759,160

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Russian Federation
03-31-30	7.50	1,624,320	(d,l)	1,819,238

Total				24,812,786

Treasury (0.8%)(c)
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	15,000,000,000		1,542,508
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	432,500,000		34,098,800

Total				35,641,308

U.S. Government Obligations & Agencies (30.8%)
Federal Farm Credit Bank
09-09-11	1.24	75,500,000	(l)	75,516,761
02-07-13	3.40	240,000		254,460
Federal Home Loan Banks
05-20-11	2.63	250,000		257,683
09-08-11	1.50	14,575,000		14,578,032
09-16-11	1.23	86,000,000	(l)	86,029,755
09-28-11	1.25	80,000,000	(l)	80,052,240
09-29-11	1.30	70,500,000	(l)	70,549,350
08-10-12	2.10	55,745,000	(l)	55,904,598
11-17-17	5.00	70,000		77,816
Federal Home Loan Mtge Corp
05-28-10	2.38	1,160,000	(l)	1,172,074
08-24-11	1.55	57,960,000	(l)	58,126,867
02-24-12	2.00	28,120,000		28,214,539
02-24-12	2.05	69,050,000	(l)	69,277,244
08-17-12	2.25	56,910,000	(l)	57,092,567
10-26-12	2.05	37,515,000	(l)	37,574,424
07-17-15	4.38	75,935,000	(l)	83,112,148
Federal Natl Mtge Assn
06-09-10	3.26	200,000		202,995
08-17-12	2.24	28,350,000	(l)	28,464,831
01-02-14	5.13	13,000		14,050
03-13-14	2.75	20,850,000		21,545,744
05-15-14	2.50	14,305,000	(l)	14,602,258
11-20-14	2.63	30,300,000	(l)	30,865,466
04-15-15	5.00	18,160,000		20,534,620
10-15-15	4.38	18,900,000	(l)	20,735,398
U.S. Treasury
11-30-10	1.25	4,490,000		4,532,794
09-15-12	1.38	16,630,000	(l)	16,797,597
11-15-12	1.38	1,095,000	(l)	1,103,641
02-15-14	4.00	30,000		32,885
11-30-14	2.13	9,135,000	(g)	9,186,430
10-31-16	3.13	27,925,000		28,743,119
08-15-19	3.63	141,165,000	(l)	146,061,731
11-15-19	3.38	136,417,000	(l)	138,420,621
11-15-24	7.50	19,000,000	(l)	26,980,000
08-15-39	4.50	46,590,000		48,948,619
11-15-39	4.38	4,920,000		5,069,907
U.S. Treasury Inflation-Indexed Bond
04-15-14	1.25	18,836,971	(p)	19,680,418
01-15-29	2.50	19,291,084	(p)	21,396,801

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
U.S. Treasury
Principal Strip
05-15-37	0.00	1,850,000		553,677

Total				1,322,264,160

Asset-Backed (9.3%)
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.31	6,225,000	(n)	6,124,502
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.26	5,575,000	(n)	5,517,491
AmeriCredit Automobile Receivables Trust
Series 2007-CM Cl A3B (NPFGC)
05-07-12	0.26	5,469,761	(h,n)	5,448,424
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (FSA)
07-06-12	5.49	3,168,598	(h)	3,202,483
Banc of America Funding
Collateralized Mtge Obligation
Series 2009-R14A Cl 1A1
09-26-37	1.33	28,734,478	(d,n)	27,585,099
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.82	11,500,000	(n)	11,457,255
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.44	11,175,000	(n)	11,196,361
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.29	6,424,960	(n)	5,788,426
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	11,400,000		11,475,168
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-15-11	1.27	5,425,000	(d,n)	5,438,019
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	5,200,000		5,605,849
Caterpillar Financial Asset Trust
Series 2008A Cl A3
04-25-14	4.94	110,000		112,880
Centex Home Equity
Series 2002-D Cl M2
12-25-32	2.29	305,481	(n)	34,398
CIT Equipment Collateral
Series 2009-VT1 Cl A2
06-15-11	2.20	12,050,000	(d)	12,091,735
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.34	14,650,000	(d,n)	14,646,298
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	40,775,000	(d)	40,827,403

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-6 Cl 13A1
01-25-37	0.32	12,374,448	(d,n)	11,013,259
Countrywide Asset-Backed Ctfs
Series 2005-1 Cl MV1
07-25-35	0.64	8,510,715	(n)	8,290,884
Countrywide Asset-Backed Ctfs
Series 2005-10 Cl AF6
02-25-36	4.92	1,875,298		1,265,017
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.50	1,431,579	(n)	807,475
CPS Auto Trust
Series 2007-A Cl A3 (NPFGC)
09-15-11	5.04	1,692,565	(d,h)	1,705,581
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	9,650,000	(d,h)	9,225,304
Equifirst Mtge Loan Trust
Series 2003-1 Cl IF1
12-25-32	3.51	145,956		131,471
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF11 Cl 2A2
08-25-36	0.34	8,190,618	(n)	7,287,369
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	9,325,000	(d,h)	9,530,969
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	10,750,000	(d)	10,898,653
Hertz Vehicle Financing LLC
Series 2009-2A Cl A2
03-25-16	5.29	5,000,000	(d)	5,099,158
Irwin Home Equity
Series 2005-A Cl A3
02-25-34	0.62	73,299	(n)	59,304
JPMorgan Reremic
Collateralized Mtge Obligation
Series 2009-5 Cl 4AI
04-26-37	0.36	6,663,808	(d,n)	6,135,787
Keycorp Student Loan Trust
Series 2003-A Cl 2A2 (NPFGC)
10-25-25	0.59	614,227	(h,n)	604,190
MBNA Credit Card Master Note Trust
Series 2003-A4 Cl A4
04-15-10	0.46	30,130,000	(n)	30,080,629
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.35	11,788,434	(n)	11,252,359
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-3 Cl A2A
06-25-37	0.29	9,241,827	(n)	8,741,827
Morgan Stanley Home Equity Loan Trust
Series 2006-2 Cl A3
02-25-36	0.41	6,434,452	(n)	5,744,716

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	17.54	9,525,000	(i)	735,521
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	15,000,000	(i)	1,888,490
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-4 Cl AIO
02-27-12	28.40	11,700,000	(i)	1,192,347
RAAC Series
Series 2007-SP1 Cl A1
03-25-37	0.39	7,679,166	(n)	6,817,342
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 10A1
10-26-36	0.33	6,357,010	(d,n)	6,182,368
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	2,651,823		2,554,821
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	1,575,000	(q)	83,654
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	1,030,000	(q)	43,436
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	1,505,000	(q)	48,109
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.29	10,225,258	(h,n)	10,000,759
Santander Drive Auto Receivables Trust
Series 2007-3 Cl A3 (FGIC)
08-15-12	5.42	2,734,279	(h)	2,740,014
Structured Asset Securities
Series 2006-GEL2 Cl A1
04-25-36	0.35	6,989,336	(d,n)	6,759,508
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.30	57,681,000	(n)	56,674,840
Triad Auto Receivables Owner Trust
Series 2007-B Cl A3A (FSA)
10-12-12	5.24	2,135,000	(h)	2,173,997
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	5,875,000		6,047,579

Total				398,368,528

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Commercial Mortgage-Backed (5.7%)(f)
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	1,244,390		1,258,141
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	2,220,000		2,229,920
Bear Stearns Commercial Mtge Securities
Series 2007-PW18 Cl A1
08-11-12	5.04	3,306,149		3,413,984
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	12,775,000		13,172,241
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	3,150,000		2,922,266
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl A4
07-15-44	5.40	6,599,000	(n)	6,632,563
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	3,225,000		3,359,693
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.55	2,700,000	(d,n)	2,013,234
CS First Boston Mtge Securities
Series 2001-CP4 Cl A4
12-15-35	6.18	7,289,612		7,545,981
CS First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-14	4.75	8,090,000		8,079,483
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	975,324		977,467
Federal Natl Mtge Assn #725217
02-01-14	4.78	983,818		1,050,151
Federal Natl Mtge Assn #735029
09-01-13	5.32	347,566		371,852
GE Capital Commercial Mtge
Series 2001-3 Cl A2
06-10-38	6.07	6,900,000		7,259,021
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	400,000		394,053
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	2,992,654	(d)	3,072,683
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	5,650,000		5,735,372
Greenwich Capital Commercial Funding
Series 2003-C2 Cl A3
01-05-36	4.53	2,920,000		2,971,695
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	3,550,000		3,568,580

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	4,391,527		4,388,684
GS Mtge Securities II
Series 2005-GG4 Cl A4A
07-10-39	4.75	13,000,000		12,547,110
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.09	9,050,000	(d,n)	7,373,998
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	6.00	9,800,000		1,174,089
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	2,143,738		2,196,487
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	1,435,105		1,463,481
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	7,419,000		7,359,946
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
05-15-41	5.28	4,234,791		4,274,065
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	2,984,785		2,982,013
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
07-15-41	4.48	7,107,385		7,218,714
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.34	6,325,000		6,384,032
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	12,380,000		12,615,442
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	6,000,000		5,243,986
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.40	4,725,000	(d)	1,313,340
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	4,700,000		4,593,517
LB-UBS Commercial Mtge Trust
Series 2004-C6 Cl A6
08-15-29	5.02	3,500,000		3,338,514
LB-UBS Commercial Mtge Trust
Series 2005-C5 Cl AAB
09-15-30	4.93	4,500,000		4,610,765
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	5,100,000		5,228,345
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	4,475,000		3,733,110

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Merrill Lynch Mtge Trust
Series 2005-CKI1 Cl A1
11-12-37	5.08	399,786		401,829
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	2,052,220		2,068,720
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	12,795,000		12,407,158
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.97	3,675,000		3,848,844
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A2
08-15-39	5.79	3,900,000	(n)	4,014,233
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.07	2,850,000		2,924,694
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	20,500,000	(d)	20,847,347
Wachovia Bank Commercial Mtge Trust
Series 2005-C16 Cl A2
10-15-41	4.38	1,469,859		1,484,694
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	5,342,000		5,489,621
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	7,550,000		7,341,161
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	3,200,000		3,188,121
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	5,475,000		5,469,545
Wachovia Bank Commercial Mtge Trust
Series 2006-C29 Cl A4
11-15-48	5.31	2,200,000		2,039,382

Total				245,593,367

Residential Mortgage-Backed (41.5%)(f,r)
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-3 Cl 1A1
04-25-34	6.00	7,325,207		6,752,925
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	1,706,132		920,387
Banc of America Mtge Securities
Commercial Mtge Obligation
Series 2004-F Cl 1A1
07-25-34	4.09	128,439	(n)	115,435

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
BCAP LLC Trust
Collateralized Mtge Obligation
Series 2009-RR1 Cl 2A2
05-26-35	3.41	13,823,234	(d,n)	1,797,020
BCAP LLC Trust
Collateralized Mtge Obligation
Series 2009-RR8 Cl 3A2
03-26-37	5.50	3,042,248	(d)	507,675
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	6,475,000	(d,n)	5,407,039
Bear Stearns Alt-A Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2B
04-25-35	4.01	81,549	(n)	13,642
Chase Mtge Finance
Collateralized Mtge Obligation
Series 2002-S6 Cl M
05-25-32	6.30	380,466		373,652
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	1,700,768		1,411,903
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-3 Cl 3A2
01-19-34	4.68	16,045,000	(d,n)	15,486,613
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-4 Cl 11A2
10-25-36	0.69	5,352,488	(d,n)	281,006
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-4 Cl 13A3
10-25-35	3.87	2,046,982	(d,n)	307,047
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-5 Cl 3A2
06-25-36	5.50	4,547,258	(d)	773,034
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	41.52	4,655,663	(i)	407,605
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	2,495,123		2,525,532
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-50CB Cl 2A1
11-25-35	6.00	10,459,902		6,925,888
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	6,153,122		4,134,129

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH1 Cl A1A
04-25-47	0.33	2,216,313	(n)	1,860,948
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.74	15,023,832	(n)	1,749,554
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	5,155,917	(d)	4,500,896
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.30	3,310,809	(n)	1,756,350
Credit Suisse Mtge Capital
Series 2009-ASG
12-25-39	4.24	10,800,000	(d,g)	10,800,000
Federal Home Loan Mtge Corp
12-01-24	4.50	200,000	(g)	209,344
12-01-24	5.50	200,000	(g)	214,062
12-01-39	5.00	57,975,000	(g)	60,774,091
12-01-39	5.50	26,900,000	(g)	28,631,688
12-01-39	6.00	30,000,000	(g)	32,179,680
Federal Home Loan Mtge Corp #170216
03-01-17	8.50	4,154		4,610
Federal Home Loan Mtge Corp #1G2547
12-01-36	6.10	284,180	(n)	303,974
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.16	291,934	(n)	310,186
Federal Home Loan Mtge Corp #284190
01-01-17	8.00	200		221
Federal Home Loan Mtge Corp #290970
04-01-17	8.00	3,836		4,240
Federal Home Loan Mtge Corp #295114
06-01-17	8.50	3,111		3,453
Federal Home Loan Mtge Corp #540861
09-01-19	8.50	29,631		33,737
Federal Home Loan Mtge Corp #A00304
04-01-21	9.00	31,610		35,213
Federal Home Loan Mtge Corp #A12692
10-01-32	6.00	67,013		73,514
Federal Home Loan Mtge Corp #A13854
09-01-33	6.00	99,460		108,277
Federal Home Loan Mtge Corp #A75929
04-01-38	7.00	143,016		156,797
Federal Home Loan Mtge Corp #B10254
10-01-18	5.50	286,024		308,954
Federal Home Loan Mtge Corp #B12280
02-01-19	5.50	171,006		184,714
Federal Home Loan Mtge Corp #C00103
03-01-22	8.50	70,271		80,520
Federal Home Loan Mtge Corp #C00144
08-01-22	8.50	75,341		86,547

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp #C00356
08-01-24	8.00	258,785		297,702
Federal Home Loan Mtge Corp #C00666
10-01-28	7.00	30,845		34,599
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	1,246,892		1,335,197
Federal Home Loan Mtge Corp #C59161
10-01-31	6.00	88,329		95,767
Federal Home Loan Mtge Corp #C62993
01-01-32	6.50	781,244		851,984
Federal Home Loan Mtge Corp #C63552
01-01-32	6.50	1,057,293		1,156,257
Federal Home Loan Mtge Corp #C64703
03-01-32	6.50	707,443		781,522
Federal Home Loan Mtge Corp #C67723
06-01-32	7.00	587,138		664,509
Federal Home Loan Mtge Corp #C77372
03-01-33	6.00	193,382		211,202
Federal Home Loan Mtge Corp #C78031
04-01-33	5.50	6,531,302		7,058,476
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	5,159,297		5,519,440
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	5,080,407		5,531,362
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	3,922,828		4,219,660
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	640,406		693,074
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	2,563,369		2,771,544
Federal Home Loan Mtge Corp #E74288
12-01-13	6.00	64,846		69,963
Federal Home Loan Mtge Corp #E79810
11-01-14	7.50	529,579		578,754
Federal Home Loan Mtge Corp #E90216
05-01-17	6.00	667,211		723,618
Federal Home Loan Mtge Corp #E96624
05-01-18	5.00	841,065		901,788
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	6,335,192		6,807,438
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	6,588,698		7,106,760
Federal Home Loan Mtge Corp #G00286
02-01-25	8.00	104,591		120,319
Federal Home Loan Mtge Corp #G01108
04-01-30	7.00	1,913,791		2,142,792
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	217,529		241,511
Federal Home Loan Mtge Corp #G01441
07-01-32	7.00	1,903,503		2,113,362
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	7,642,383		8,377,975
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	21,839,363	(l)	22,947,112
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	7,739,170		8,320,665

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp #G30225
02-01-23	6.00	6,716,923		7,319,037
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	1,065,667		1,142,178
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	60.42	172,990	(i)	5,475
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	45.07	4,319,175	(i)	227,001
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3155 Cl PS
05-15-36	20.38	18,971,635	(i)	2,571,171
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3517 Cl JI
12-15-12	36.33	14,014,689	(i)	199,236
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3550 Cl GS
07-15-39	22.65	66,901,218	(i)	7,523,704
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	3,824,490		3,914,562
Federal Natl Mtge Assn
12-01-24	4.50	35,500,000	(g)	37,186,250
12-01-24	5.00	95,050,000	(g)	100,960,969
11-01-38	4.50	24,100,000	(g)	24,736,385
12-01-39	5.00	86,975,000	(g)	91,215,031
12-01-39	5.50	144,071,000	(g)	153,210,576
12-01-39	6.00	214,000,000	(g)	229,381,249
12-01-39	7.00	30,000,000	(g)	32,934,375
Federal Natl Mtge Assn #125479
04-01-27	7.50	159,962		182,069
Federal Natl Mtge Assn #190899
04-01-23	8.50	206,717		226,231
Federal Natl Mtge Assn #190944
05-01-24	6.00	3,890,186		4,190,434
Federal Natl Mtge Assn #190988
06-01-24	9.00	189,165		206,714
Federal Natl Mtge Assn #231309
09-01-23	6.50	59,705		65,012
Federal Natl Mtge Assn #231310
09-01-23	6.50	340,204		370,444
Federal Natl Mtge Assn #250330
09-01-25	8.00	190,074		218,240
Federal Natl Mtge Assn #250495
03-01-26	7.00	357,573		398,537

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #250765
12-01-26	8.00	143,930	165,259
Federal Natl Mtge Assn #251116
08-01-27	8.00	196,530	225,807
Federal Natl Mtge Assn #252440
05-01-29	7.00	150,155	167,674
Federal Natl Mtge Assn #252498
06-01-29	7.00	4,025	4,494
Federal Natl Mtge Assn #253883
08-01-16	6.00	1,595,316	1,732,181
Federal Natl Mtge Assn #254236
03-01-17	6.50	972,131	1,060,615
Federal Natl Mtge Assn #254383
06-01-32	7.50	281,724	321,291
Federal Natl Mtge Assn #254587
12-01-22	5.50	345,578	371,909
Federal Natl Mtge Assn #254802
07-01-18	4.50	1,819,005	1,934,209
Federal Natl Mtge Assn #254916
09-01-23	5.50	7,010,976	7,545,970
Federal Natl Mtge Assn #256901
09-01-37	6.50	296,488	319,692
Federal Natl Mtge Assn #268071
01-01-24	6.50	94,137	102,504
Federal Natl Mtge Assn #303226
02-01-25	8.00	74,918	85,936
Federal Natl Mtge Assn #313049
08-01-11	8.50	45,006	45,786
Federal Natl Mtge Assn #323715
05-01-29	6.00	281,086	305,148
Federal Natl Mtge Assn #323933
09-01-29	7.00	2,622,065	2,927,978
Federal Natl Mtge Assn #408207
01-01-28	6.50	93,173	102,719
Federal Natl Mtge Assn #455791
01-01-29	6.50	252,628	276,188
Federal Natl Mtge Assn #489888
05-01-29	6.50	1,120,732	1,224,203
Federal Natl Mtge Assn #493945
04-01-29	6.50	61,996	67,192
Federal Natl Mtge Assn #496029
01-01-29	6.50	1,436,490	1,566,868
Federal Natl Mtge Assn #518159
09-01-14	7.00	213,975	230,470
Federal Natl Mtge Assn #545008
06-01-31	7.00	1,906,538	2,149,848
Federal Natl Mtge Assn #545342
04-01-13	7.00	95,888	99,362
Federal Natl Mtge Assn #545684
05-01-32	7.50	217,290	247,694
Federal Natl Mtge Assn #545868
08-01-32	7.00	73,074	81,655
Federal Natl Mtge Assn #545869
07-01-32	6.50	1,381,600	1,513,129
Federal Natl Mtge Assn #545885
08-01-32	6.50	2,674,490	2,941,939
Federal Natl Mtge Assn #545910
08-01-17	6.00	2,713,350	2,950,205

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #555340
04-01-33	5.50	212,264	229,137
Federal Natl Mtge Assn #555343
08-01-17	6.00	2,676,403	2,905,180
Federal Natl Mtge Assn #555375
04-01-33	6.00	17,030,789	18,646,613
Federal Natl Mtge Assn #555458
05-01-33	5.50	15,812,960	16,855,666
Federal Natl Mtge Assn #555528
04-01-33	6.00	10,442,712	11,310,559
Federal Natl Mtge Assn #555734
07-01-23	5.00	5,968,181	6,333,411
Federal Natl Mtge Assn #555794
09-01-28	7.50	601,413	683,365
Federal Natl Mtge Assn #567840
10-01-30	7.00	1,014,237	1,132,566
Federal Natl Mtge Assn #582154
05-01-31	6.50	76,285	83,209
Federal Natl Mtge Assn #587859
12-01-16	5.50	2,306,378	2,497,039
Federal Natl Mtge Assn #597374
09-01-31	7.00	568,061	640,394
Federal Natl Mtge Assn #606882
10-01-31	7.00	588,569	656,235
Federal Natl Mtge Assn #611831
02-01-31	7.50	26,417	30,086
Federal Natl Mtge Assn #615135
11-01-16	6.00	168,290	182,728
Federal Natl Mtge Assn #634650
04-01-32	7.50	113,326	129,242
Federal Natl Mtge Assn #638969
03-01-32	5.50	957,706	1,029,347
Federal Natl Mtge Assn #643362
04-01-17	6.50	297,442	324,516
Federal Natl Mtge Assn #646147
06-01-32	7.00	2,294,864	2,586,422
Federal Natl Mtge Assn #646446
06-01-17	6.50	758,266	827,284
Federal Natl Mtge Assn #649068
06-01-17	6.50	1,226,028	1,335,724
Federal Natl Mtge Assn #649263
08-01-17	6.50	1,280,587	1,395,731
Federal Natl Mtge Assn #650009
09-01-31	7.50	47,137	53,685
Federal Natl Mtge Assn #654208
10-01-32	6.50	1,637,214	1,784,787
Federal Natl Mtge Assn #654682
10-01-32	6.00	619,982	676,711
Federal Natl Mtge Assn #654689
11-01-32	6.00	1,137,508	1,241,454
Federal Natl Mtge Assn #656908
09-01-32	6.50	1,220,120	1,339,931
Federal Natl Mtge Assn #661815
10-01-32	6.00	97,593	106,584
Federal Natl Mtge Assn #662061
09-01-32	6.50	1,985,378	2,164,334

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #667604
10-01-32	5.50	192,134		205,426
Federal Natl Mtge Assn #667787
02-01-18	5.50	995,186		1,076,832
Federal Natl Mtge Assn #670382
09-01-32	6.00	7,194,292		7,792,177
Federal Natl Mtge Assn #670387
08-01-32	7.00	968,147		1,079,022
Federal Natl Mtge Assn #677089
01-01-33	5.50	382,363		408,815
Federal Natl Mtge Assn #678028
09-01-17	6.00	3,589,413		3,896,233
Federal Natl Mtge Assn #678065
02-01-33	6.50	360,517		398,273
Federal Natl Mtge Assn #678937
01-01-18	5.50	1,699,875		1,847,300
Federal Natl Mtge Assn #678941
02-01-18	5.50	2,135,479		2,320,798
Federal Natl Mtge Assn #679095
04-01-18	5.00	3,576,992	(t)	3,835,802
Federal Natl Mtge Assn #680961
01-01-33	6.00	469,169		512,319
Federal Natl Mtge Assn #681080
02-01-18	5.00	623,869		669,009
Federal Natl Mtge Assn #681166
04-01-32	6.50	286,545		312,553
Federal Natl Mtge Assn #681400
03-01-18	5.50	3,188,944		3,449,544
Federal Natl Mtge Assn #682825
01-01-33	6.00	1,219,741		1,321,108
Federal Natl Mtge Assn #683100
02-01-18	5.50	114,132		124,145
Federal Natl Mtge Assn #683116
02-01-33	6.00	192,599		208,605
Federal Natl Mtge Assn #684586
03-01-33	6.00	2,279,348		2,489,578
Federal Natl Mtge Assn #686172
02-01-33	6.00	1,829,292		1,981,317
Federal Natl Mtge Assn #686528
02-01-33	6.00	2,567,877		2,804,771
Federal Natl Mtge Assn #687051
01-01-33	6.00	7,070,595		7,582,707
Federal Natl Mtge Assn #689026
05-01-33	5.50	923,975		994,218
Federal Natl Mtge Assn #689093
07-01-28	5.50	2,307,821		2,480,457
Federal Natl Mtge Assn #694628
04-01-33	5.50	4,981,393		5,374,442
Federal Natl Mtge Assn #694795
04-01-33	5.50	5,845,961	(t)	6,308,942
Federal Natl Mtge Assn #694988
03-01-33	5.50	7,684,402		8,269,134
Federal Natl Mtge Assn #695202
03-01-33	6.50	2,367,339		2,576,285
Federal Natl Mtge Assn #695909
05-01-18	5.50	1,417,126		1,541,749

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #699424
04-01-33	5.50	3,422,744		3,693,455
Federal Natl Mtge Assn #702427
04-01-33	5.50	2,797,742		3,018,302
Federal Natl Mtge Assn #704005
05-01-33	5.50	789,503		843,381
Federal Natl Mtge Assn #705655
05-01-33	5.00	369,612		388,995
Federal Natl Mtge Assn #709093
06-01-33	6.00	116,322		125,771
Federal Natl Mtge Assn #709901
06-01-18	5.00	336,022		362,230
Federal Natl Mtge Assn #710823
05-01-33	5.50	528,755		570,390
Federal Natl Mtge Assn #711503
06-01-33	5.50	81,729		87,756
Federal Natl Mtge Assn #720070
07-01-23	5.50	1,821,142		1,960,110
Federal Natl Mtge Assn #723687
08-01-28	5.50	2,833,004		3,044,925
Federal Natl Mtge Assn #725232
03-01-34	5.00	14,242,846		14,989,761
Federal Natl Mtge Assn #725424
04-01-34	5.50	1,253,941		1,339,513
Federal Natl Mtge Assn #725425
04-01-34	5.50	18,952,977		20,280,403
Federal Natl Mtge Assn #725431
08-01-15	5.50	69,382		74,901
Federal Natl Mtge Assn #725684
05-01-18	6.00	6,101,545		6,635,430
Federal Natl Mtge Assn #725813
12-01-33	6.50	7,608,152		8,279,660
Federal Natl Mtge Assn #726940
08-01-23	5.50	65,363		70,244
Federal Natl Mtge Assn #730153
08-01-33	5.50	783,361		836,819
Federal Natl Mtge Assn #735212
12-01-34	5.00	15,209,342		16,006,942
Federal Natl Mtge Assn #735224
02-01-35	5.50	23,780,126		25,402,934
Federal Natl Mtge Assn #735578
06-01-35	5.00	14,599,399		15,342,200
Federal Natl Mtge Assn #738921
11-01-32	6.50	677,230		738,759
Federal Natl Mtge Assn #743262
10-01-18	5.00	2,275,333	(t)	2,454,143
Federal Natl Mtge Assn #743347
10-01-33	6.00	69,732		76,244
Federal Natl Mtge Assn #743579
11-01-33	5.50	212,914		227,444
Federal Natl Mtge Assn #745355
03-01-36	5.00	14,232,620		14,956,760
Federal Natl Mtge Assn #745563
08-01-34	5.50	1,092,959		1,167,545
Federal Natl Mtge Assn #747642
11-01-28	5.50	1,938,071		2,083,048
Federal Natl Mtge Assn #753074
12-01-28	5.50	5,541,428		5,955,953

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #753091
12-01-33	5.50	3,332,589		3,560,012
Federal Natl Mtge Assn #757581
01-01-19	5.50	697,317		754,526
Federal Natl Mtge Assn #759342
01-01-34	6.50	1,233,067		1,359,256
Federal Natl Mtge Assn #765759
12-01-18	5.00	2,196,737	(t)	2,355,680
Federal Natl Mtge Assn #766641
03-01-34	5.00	4,813,195		5,065,606
Federal Natl Mtge Assn #776962
04-01-29	5.00	13,383,365		14,176,381
Federal Natl Mtge Assn #779676
06-01-34	5.00	1,650,324		1,736,869
Federal Natl Mtge Assn #804442
12-01-34	6.50	1,054,146		1,144,881
Federal Natl Mtge Assn #831870
11-01-36	6.50	1,142,846		1,237,287
Federal Natl Mtge Assn #844445
12-01-35	5.50	11,717,692		12,504,517
Federal Natl Mtge Assn #845109
05-01-36	6.00	19,983,212		21,487,808
Federal Natl Mtge Assn #881886
04-01-36	5.36	166,082	(n)	174,854
Federal Natl Mtge Assn #882063
06-01-36	6.50	2,642,745		2,899,196
Federal Natl Mtge Assn #886291
07-01-36	7.00	5,415,991		6,024,155
Federal Natl Mtge Assn #894547
05-01-35	3.17	6,051,974	(n)	6,315,650
Federal Natl Mtge Assn #909214
07-01-38	7.00	1,627,587		1,789,491
Federal Natl Mtge Assn #915770
03-01-37	6.50	2,407,878		2,604,224
Federal Natl Mtge Assn #967656
12-01-37	6.50	389,875		421,666
Federal Natl Mtge Assn #976421
03-01-23	4.50	6,093,379	(t)	6,397,414
Federal Natl Mtge Assn #AC3035
10-01-39	5.00	40,399,620		42,429,858
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	8.63	11,366,204	(i)	1,449,629
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	2,228,105	(i)	258,020
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	7.82	535,821	(i)	41,122

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2007-22 Cl JS
03-25-37	31.04	14,677,327	(i)	1,578,724
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2008-40 Cl AI
08-25-12	12.75	58,959,035	(i)	1,136,093
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Principal Only
Series 43 Cl 1
09-01-18	2.72	9,151	(j)	8,529
Govt Natl Mtge Assn
12-01-39	4.50	65,000,000	(g)	66,828,125
12-01-39	5.50	100,000,000	(g)	106,453,100
12-01-39	6.00	27,925,000	(g)	29,888,463
Govt Natl Mtge Assn #425004
10-15-33	5.50	2,961,731		3,176,832
Govt Natl Mtge Assn #595256
12-15-32	6.00	4,659,665		5,043,495
Govt Natl Mtge Assn #604580
08-15-33	5.00	2,807,149		2,974,152
Govt Natl Mtge Assn #604708
10-15-33	5.50	7,501,791		8,046,623
Govt Natl Mtge Assn #606844
09-15-33	5.00	7,017,499		7,434,985
Govt Natl Mtge Assn #692146
07-15-39	6.00	4,723,554		5,062,460
Govt Natl Mtge Assn #692174
07-15-39	6.00	1,560,576		1,672,544
Govt Natl Mtge Assn #698409
07-15-39	6.00	3,405,689		3,650,041
Govt Natl Mtge Assn #704592
06-15-39	6.00	1,585,836		1,699,616
Govt Natl Mtge Assn #704632
07-15-39	6.00	1,705,610		1,827,985
Govt Natl Mtge Assn #712627
07-15-39	6.00	1,096,450		1,175,118
Govt Natl Mtge Assn #718666
07-15-39	6.00	1,114,545		1,194,512
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-70 Cl IC
08-20-32	0.00	4,640,317	(i)	656,211
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	49.83	438,920	(i)	10,428
GSAA Trust
Series 2005-12 Cl AF4
09-25-35	5.34	100,000		62,844

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
GSR Mtge Loan Trust
Commercial Mtge Obligation
Series 2005-AR4 Cl 4A1
07-25-35	5.36	272,585	(n)	214,517
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-16 Cl 2A1A
01-19-36	0.48	230,292	(n)	121,498
Homestar Mtge Acceptance
Commercial Mtge Obligation
Series 2004-1 Cl A1
03-25-34	0.56	109,648	(n)	71,794
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	65,790,560	(b,i)	1
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	20.00	27,262,659	(i)	292,089
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-AR25 Cl 1A21
12-25-35	5.64	5,318,253	(n)	3,904,691
Indymac Index Mtge Loan Trust
Commercial Mtge Obligation
Series 2006-AR3 Cl 2A1B
03-25-36	5.78	433,812	(n)	222,457
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.36	3,254,599	(d,n)	3,173,234
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.33	5,142,968	(d,n)	4,988,679
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2005-A3 Cl 3A2
06-25-35	5.03	3,188,744	(n)	3,037,878
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2006-S4 Cl A6
01-25-37	6.00	6,909,850		6,605,068
LVII Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-3 Cl A1
11-27-37	5.76	9,025,056	(d,n)	9,025,056
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-2 Cl 4A1
02-25-19	5.00	4,480,088		4,310,685
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	2,419,451		2,237,846

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	3,409,168		3,237,518
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	4,996,653		4,743,829
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-5 Cl 4A1
06-25-36	5.89	550,451	(n)	399,223
Structured Asset Securities
Series 2003-18XS Cl A6
06-25-33	4.04	335,756		312,923
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2004-AR9 Cl A6
08-25-34	2.95	13,965,758	(n)	13,774,673
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	1,694,064		1,544,311
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-8 Cl 2A7
07-25-37	6.00	23,280,672		22,141,628
Wells Fargo Mtge Backed Securities Trust
Commercial Mtge Obligation
Series 2004-K Cl 2A3
07-25-34	4.72	187,538	(n)	182,224

Total				1,783,707,583

Aerospace & Defense (0.1%)
L-3 Communications
07-15-13	6.13	2,685,000		2,705,138
TransDigm
07-15-14	7.75	1,580,000	(d)	1,587,900

Total				4,293,038

Banking (2.1%)
Bank of America
Sr Unsecured
05-01-18	5.65	25,955,000		26,054,446
Citigroup
Sr Unsecured
05-15-18	6.13	24,465,000	(l)	24,429,942
Export-Import Bank of Korea
Sr Unsecured
10-17-12	5.50	165,000	(c)	176,656
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	3,785,000	(l)	4,469,031
ICICI Bank
10-03-12	6.63	150,000	(c,d,l)	157,349

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	6,490,000		7,035,277
Morgan Stanley
Sr Unsecured
04-01-18	6.63	6,920,000		7,507,605
09-23-19	5.63	5,075,000	(l)	5,129,250
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	13,055,000		13,622,344

Total				88,581,900

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	10,135,000	(b,q)	2,153,688

Chemicals (0.8%)
Airgas
10-01-18	7.13	2,695,000	(d)	2,799,431
Ashland
06-01-17	9.13	1,450,000	(d,l)	1,558,750
Chemtura
06-01-16	6.88	2,710,000	(b)	2,899,700
Dow Chemical
Sr Unsecured
05-15-19	8.55	19,610,000	(l)	23,176,157
INVISTA
Sr Unsecured
05-01-12	9.25	2,066,000	(d)	2,096,990
Nalco
Sr Nts
05-15-17	8.25	1,815,000	(d,l)	1,892,138

Total				34,423,166

Consumer Products (0.1%)
Jarden
05-01-16	8.00	2,410,000	(l)	2,482,300
Visant Holding
Sr Disc Nts
12-01-13	10.25	2,015,000		2,075,450

Total				4,557,750

Electric (6.9%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	4,446,000		4,765,134
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	10,895,000		12,654,163
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	23,185,000	(l)	29,504,720

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Consumers Energy
1st Mtge
03-15-15	5.00	7,070,000		7,610,353
09-15-18	5.65	2,170,000		2,349,086
04-15-20	5.65	5,170,000		5,635,119
Consumers Energy
1st Mtge Series J
02-15-14	6.00	3,855,000		4,266,895
Detroit Edison
Sr Secured
10-01-13	6.40	6,325,000		7,083,254
DTE Energy
Sr Unsecured
05-15-14	7.63	19,435,000		21,979,333
Duke Energy Carolinas LLC
Sr Unsecured Series D
03-01-10	7.38	9,880,000		10,044,561
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	2,040,000	(l)	1,856,400
Exelon
Sr Unsecured
06-15-10	4.45	11,905,000		12,121,016
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	265,000		287,598
Indiana Michigan Power
Sr Unsecured
03-15-19	7.00	4,855,000		5,611,058
03-15-37	6.05	6,345,000		6,604,879
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	1,675,000		1,947,802
Majapahit Holding
10-17-16	7.75	480,000	(c,d)	495,600
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	8,320,000		8,728,645
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	667,840	(l)	674,519
Nevada Power
04-15-12	6.50	1,000,000		1,088,845
08-01-18	6.50	7,565,000		8,319,867
Nevada Power
Series L
01-15-15	5.88	23,608,000		25,915,941
Nevada Power
Series M
03-15-16	5.95	4,625,000	(l)	4,974,784
NiSource Finance
11-15-10	7.88	2,450,000		2,577,221
03-01-13	6.15	11,785,000		12,640,662
09-15-17	5.25	10,505,000		10,294,270
01-15-19	6.80	3,425,000		3,691,917
09-15-20	5.45	9,805,000	(l)	9,538,402

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
NRG Energy
02-01-16	7.38	5,555,000	(l)	5,527,225
Ohio Edison
Sr Unsecured
05-01-15	5.45	2,280,000		2,455,888
Ohio Power
Sr Unsecured Series H
01-15-14	4.85	720,000		760,461
Oncor Electric Delivery LLC
Sr Secured
05-01-12	6.38	2,225,000		2,428,033
PacifiCorp
1st Mtge
09-15-13	5.45	5,095,000		5,594,330
Portland General Electric
03-15-10	7.88	3,165,000		3,221,397
Potomac Electric Power
1st Mtge
04-15-14	4.65	1,035,000		1,093,250
06-01-35	5.40	3,160,000		3,116,939
PPL Electric Utilities
1st Mtge
11-30-13	7.13	7,935,000		9,329,049
Progress Energy
Sr Unsecured
12-01-39	6.00	4,210,000		4,287,183
Sierra Pacific Power
Series M
05-15-16	6.00	17,645,000		19,111,000
Tampa Electric
Sr Unsecured
05-15-18	6.10	6,825,000		7,484,336
Toledo Edison
1st Mtge
05-01-20	7.25	1,790,000		2,121,537
TransAlta
Sr Unsecured
01-15-15	4.75	8,145,000	(c)	8,283,411

Total				298,076,083

Entertainment (0.2%)
Regal Cinemas
07-15-19	8.63	1,510,000	(d)	1,555,300
Speedway Motorsports
06-01-16	8.75	3,520,000	(l)	3,731,200
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	4,665,160	(k)	4,795,785

Total				10,082,285

Environmental (0.4%)
Allied Waste North America
Series B
04-15-14	7.38	17,555,000		18,232,658

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Food and Beverage (2.7%)
Anheuser-Busch InBev Worldwide
01-15-14	7.20	17,840,000	(d,l)	20,489,418
ConAgra Foods
Sr Unsecured
09-15-11	6.75	412,000		449,288
Del Monte
Sr Sub Nts
10-15-19	7.50	2,915,000	(d,l)	2,944,150
HJ Heinz Finance
08-01-39	7.13	11,600,000	(d)	13,414,901
Kraft Foods
Sr Unsecured
02-11-13	6.00	1,565,000	(l)	1,703,193
10-01-13	5.25	1,925,000		2,065,281
08-11-17	6.50	14,994,000		16,568,932
02-01-18	6.13	12,290,000	(l)	13,180,730
01-26-39	6.88	4,600,000		5,001,019
Molson Coors Capital Finance
09-22-10	4.85	14,415,000	(c)	14,878,442
SABMiller
Sr Unsecured
01-15-14	5.70	24,020,000	(c,d)	26,405,595

Total				117,100,949

Gaming (0.2%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	2,244,000		1,828,860
MGM MIRAGE
Sr Secured
11-15-17	11.13	2,345,000	(d,l)	2,579,500
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	3,725,000	(d,l)	3,212,813

Total				7,621,173

Gas Pipelines (3.8%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	15,535,000		16,546,546
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	7,260,000		8,296,684
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	43,976,000		49,432,410
El Paso
Sr Unsecured
12-12-13	12.00	3,075,000		3,520,875
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	6,639,000		7,674,578
04-15-17	5.95	10,930,000		11,770,725
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	27,796,000	(d,l)	29,224,158

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Southern Star Central
Sr Nts
03-01-16	6.75	1,460,000		1,394,300
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	650,000	(c,d,l)	735,176
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	17,424,000		19,554,258
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	12,410,000		13,470,559

Total				161,620,269

Health Care (0.5%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	3,860,000	(l)	4,156,479
DaVita
03-15-13	6.63	5,285,000	(l)	5,245,362
HCA
Secured Pay-in-kind
11-15-16	9.63	3,714,000	(l,o)	3,960,053
Omnicare
12-15-13	6.75	3,240,000	(l)	3,134,700
Select Medical
02-01-15	7.63	4,360,000		4,174,700

Total				20,671,294

Home Construction (0.1%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	3,770,000	(d,l)	3,845,400
Independent Energy (2.3%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	25,352,000		27,662,251
Chesapeake Energy
01-15-16	6.63	2,750,000		2,585,000
Denbury Resources
03-01-16	9.75	2,055,000	(l)	2,173,163
EnCana
Sr Unsecured
11-01-11	6.30	17,330,000	(c)	18,782,427
10-15-13	4.75	1,875,000	(c)	1,995,820
Forest Oil
Sr Nts
02-15-14	8.50	3,930,000	(d,l)	4,018,425
Nexen
Sr Unsecured
11-20-13	5.05	9,530,000	(c)	10,063,999
05-15-37	6.40	4,153,000	(c)	4,147,481
Petrohawk Energy
08-01-14	10.50	1,670,000	(l)	1,795,250

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Quicksilver Resources
08-01-15	8.25	3,358,000	(l)	3,341,210
Range Resources
05-15-19	8.00	5,775,000	(l)	6,034,875
Ras Laffan Liquefied Natural Gas II
Sr Secured
09-30-20	5.30	360,000	(c,d)	365,980
SandRidge Energy
06-01-18	8.00	2,235,000	(d)	2,112,075
Woodside Finance
11-10-14	4.50	9,960,000	(c,d)	10,176,802
XTO Energy
Sr Unsecured
04-01-16	5.65	1,995,000		2,129,321

Total				97,384,079

Integrated Energy (0.2%)
Hess
Sr Unsecured
08-15-11	6.65	2,000,000		2,167,002
Petro-Canada
Sr Unsecured
07-15-13	4.00	1,515,000	(c)	1,562,527
Suncor Energy
Sr Unsecured
06-01-18	6.10	5,690,000	(c)	6,233,862
TNK-BP Finance
03-13-18	7.88	545,000	(c,d,l)	556,581

Total				10,519,972

Media Cable (0.8%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	3,455,000	(d)	3,515,463
Comcast
03-15-11	5.50	13,485,000		14,164,180
03-15-37	6.45	1,810,000		1,888,540
07-01-39	6.55	10,500,000	(l)	11,157,930
CSC Holdings LLC
Sr Unsecured
02-15-19	8.63	1,085,000	(d)	1,155,525
DISH DBS
02-01-16	7.13	2,945,000		2,915,550

Total				34,797,188

Media Non Cable (1.6%)
Lamar Media
04-01-14	9.75	2,445,000	(l)	2,665,050
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	3,296,000	(l)	3,102,360
News America
12-15-35	6.40	1,568,000		1,608,213
11-15-37	6.65	5,232,000	(l)	5,520,691
01-09-38	6.75	5,245,000	(l)	5,426,855

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Nielsen Finance LLC
08-01-14	10.00	1,790,000	(l)	1,848,175
Rainbow Natl Services LLC
09-01-12	8.75	1,850,000	(d)	1,877,750
Reed Elsevier Capital
08-01-11	6.75	12,130,000		13,167,938
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	31,352,000		31,094,663
Thomson Reuters
07-15-13	5.95	3,320,000	(c,l)	3,730,023

Total				70,041,718

Non Captive Diversified (0.4%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	14,430,000	(l)	15,131,803

Oil Field Services (0.1%)
Gaz Capital
Secured
11-22-16	6.21	1,825,000	(c,d,l)	1,756,562
KazMunaiGaz Finance
07-02-18	9.13	720,000	(c,d)	807,436

Total				2,563,998

Packaging (0.3%)
Ball
09-01-16	7.13	240,000	(l)	246,000
09-01-19	7.38	255,000		260,738
Crown Americas LLC/Capital
11-15-15	7.75	4,475,000	(l)	4,564,499
Owens-Brockway Glass Container
05-15-13	8.25	3,935,000	(l)	4,013,700
Reynolds Group DL Escrow/LLC
Sr Secured
10-15-16	7.75	3,745,000	(d,l)	3,773,088

Total				12,858,025

Paper (0.2%)
Cascades
Sr Nts
12-15-17	7.75	5,565,000	(c,d,g)	5,537,175
Georgia-Pacific LLC
01-15-17	7.13	1,970,000	(d,l)	1,994,625
NewPage
Sr Secured
12-31-14	11.38	2,915,000	(d,l)	2,871,275

Total				10,403,075

Railroads (0.2%)
Canadian Pacific Railway
Sr Unsecured
05-15-13	5.75	1,750,000	(c)	1,887,155

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
CSX
Sr Unsecured
03-15-12	6.30	2,455,000		2,690,152
03-15-13	5.75	3,000,000		3,276,099

Total				7,853,406

Restaurants (0.1%)
Yum! Brands
Sr Unsecured
03-15-18	6.25	3,720,000		4,098,131

Retailers (0.3%)
CVS Caremark
Sr Unsecured
09-15-39	6.13	12,725,000		12,628,634

Transportation Services (0.6%)
Erac USA Finance
10-15-17	6.38	24,090,000	(d)	25,136,085

Wireless (0.9%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	4,985,000	(d)	5,271,638
Cricket Communications
Sr Secured
05-15-16	7.75	2,295,000	(d,l)	2,249,100
Nextel Communications
Series D
08-01-15	7.38	2,330,000	(l)	2,155,250
Rogers Communications
06-15-13	6.25	2,050,000	(c)	2,256,863
08-15-18	6.80	4,310,000	(c)	4,939,426
SBA Telecommunications
08-15-16	8.00	650,000	(d,l)	669,500
08-15-19	8.25	650,000	(d,l)	676,000
Sprint Nextel
Sr Unsecured
08-15-17	8.38	3,750,000	(l)	3,656,250
US Cellular
Sr Unsecured
12-15-33	6.70	17,394,000		17,393,408

Total				39,267,435

Wirelines (4.7%)
AT&T
Sr Unsecured
03-15-11	6.25	14,811,000		15,757,008
02-15-39	6.55	27,620,000	(l)	29,818,552
Embarq
Sr Unsecured
06-01-13	6.74	2,250,000		2,467,809
Frontier Communications
Sr Unsecured
05-01-14	8.25	3,100,000	(l)	3,185,250
10-01-18	8.13	1,930,000		1,934,825

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Qwest
Sr Unsecured
10-01-14	7.50	7,220,000	(l)	7,382,450
06-15-15	7.63	2,030,000		2,065,525
Telecom Italia Capital
11-15-13	5.25	2,160,000	(c,l)	2,304,357
Telefonica Europe
09-15-10	7.75	19,171,000	(c)	20,180,238
TELUS
Sr Unsecured
06-01-11	8.00	43,171,000	(c)	47,284,289
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	33,857,000		37,247,068
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	21,689,000		23,987,882
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	3,290,000	(l)	3,520,455
Windstream
08-01-16	8.63	3,635,000	(l)	3,662,263

Total				200,797,971

Total Bonds
(Cost: $4,996,107,869)				$5,131,773,036

Senior Loans (0.2%)(m)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Chemicals (0.1%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56%	$2,113,522		$1,789,012
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	461,697		390,808

Total				2,179,820

Media Cable (0.1%)
Charter Communications Operating LLC
Term Loan
03-06-14	2.24-2.26	2,441,654		2,270,738

Wirelines (—%)
Fairpoint Communications
Tranche B Term Loan
03-31-15	5.00	7,739,444	(b)	5,973,458
Total Senior Loans
(Cost: $7,557,911)				$10,424,016

Common Stocks (—%)

Issuer	Shares		Value(a)
Paper & Forest Products
Crown Paper Escrow	6,950,000 (b,k	)	$7

Total Common Stocks (Cost: $—)			$7

x

Money Market Fund (2.7%)(u)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.20%	114,579,070	(s)	$114,579,070

Total Money Market Fund (Cost: $114,579,070)			$114,579,070

Investments of Cash Collateral Received for Securities on Loan (21.5%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund (0.2%)
JPMorgan Prime Money Market Fund	9,233,783		$9,233,783

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Asset-Backed Commercial Paper (4.7%)
Cancara Asset Securitisation LLC
01-20-10	0.28%	$24,982,306	$24,982,306
02-12-10	0.27	19,986,800	19,986,800
Ebbets Funding LLC
12-07-09	0.50	9,999,028	9,999,028
Elysian Funding LLC
12-07-09	0.45	9,999,125	9,999,125
Grampian Funding LLC
12-01-09	0.29	11,996,907	11,996,907
12-07-09	0.29	9,997,422	9,997,422
12-14-09	0.28	12,996,764	12,996,764
12-15-09	0.29	9,998,228	9,998,228
Hannover Funding LLC
12-01-09	0.70	4,999,319	4,999,319
Rheingold Securitization
12-03-09	0.31	14,996,125	14,996,125
12-10-09	0.40	14,984,833	14,984,833
12-16-09	0.38	4,995,936	4,995,936
Rhein-Main Securitisation
02-16-10	0.35	9,991,056	9,991,056
Scaldis Capital LLC
12-16-09	0.24	9,998,000	9,998,000
12-18-09	0.24	14,997,100	14,997,100
Versailles LLC
12-17-09	0.40	14,995,000	14,995,000

Total			199,913,949

Certificates of Deposit (12.8%)
Banco Espirito Santo e Comm London
12-04-09	0.29	14,999,154	14,999,154
Banco Espirito Santo e Comm NY
12-07-09	0.29	20,000,000	20,000,000
Banco Popular Espanol
12-07-09	0.27	9,997,645	9,997,645
01-06-10	0.33	9,995,802	9,995,802
01-06-10	0.32	9,995,327	9,995,327
Banco Santander Madrid
01-13-10	0.32	20,000,000	20,000,000

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Banco Santander NY
02-10-10	0.29	3,000,000	3,000,000
Bank of Austria
12-16-09	0.25	14,996,876	14,996,876
Banque Federative Du Credit Mutuel
02-18-10	0.33	4,995,787	4,995,787
Barclays Seoul
02-16-10	0.36	10,000,000	10,000,000
Bayrische Hypo-Und Vereinsbank NY
01-04-10	0.50	5,000,000	5,000,000
02-01-10	0.43	15,000,000	15,000,000
BPCE
02-16-10	0.28	5,000,000	5,000,000
02-22-10	0.27	4,996,477	4,996,477
Caisse de Depots et Consignment Paris
12-10-09	0.31	4,996,085	4,996,085
01-28-10	0.27	9,993,105	9,993,105
Caixa Geral Deposit London
01-08-10	0.35	10,000,000	10,000,000
01-15-10	0.35	5,000,000	5,000,000
Clydesdale Bank
12-01-09	0.38	14,990,348	14,990,348
12-16-09	0.30	10,000,000	10,000,000
01-07-10	0.30	10,000,000	10,000,000
Credit Indusrial et Comm London
12-10-09	0.39	4,000,050	4,000,050
01-13-10	0.39	5,000,000	5,000,000
02-03-10	0.33	10,000,000	10,000,000
Credit Industrial et Commercial
01-06-10	0.38	20,000,000	20,000,000
Dexia Bank
12-09-09	0.40	14,995,002	14,995,002
12-29-09	0.40	2,998,934	2,998,934
Dexia Credit Local Du France
12-15-09	0.39	5,000,000	5,000,000
DZ Bank London
01-05-10	0.29	9,995,173	9,995,173
Fortis Bank NY
12-31-09	0.24	10,000,000	10,000,000
Jyske
12-10-09	0.44	9,988,890	9,988,890
KBC Brussels
12-30-09	0.28	14,000,000	14,000,000
Landesbank Hessen London
12-14-09	0.23	20,000,000	20,000,000
12-21-09	0.24	15,000,000	15,000,000
Mizuho London
12-15-09	0.33	5,000,000	5,000,000
01-25-10	0.32	10,000,000	10,000,000
02-19-10	0.29	20,000,000	20,000,000
Natixis
12-08-09	0.30	14,992,379	14,992,379
12-30-09	0.30	10,000,085	10,000,085
02-19-10	0.30	4,997,502	4,997,502
Natixis NY
12-21-09	0.30	10,000,000	10,000,000
Norinchukin Bank NY
01-13-10	0.31	5,000,000	5,000,000
01-19-10	0.32	10,000,000	10,000,000

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
NyKredit
12-18-09	0.53	5,000,000	5,000,000
01-05-10	0.45	12,000,000	12,000,000
Raiffeisen Zentralbank Oest Vienna
12-01-09	0.28	25,000,000	25,000,000
Royal Bank of Scotland London
01-22-10	0.30	14,988,134	14,988,134
Sumitomo Mitsui Banking Brussels
01-19-10	0.34	15,000,000	15,000,000
02-12-10	0.31	10,000,000	10,000,000
02-19-10	0.31	12,000,000	12,000,000
Ulster Bank Ireland, Dublin
12-15-09	0.53	8,000,000	8,000,000
12-29-09	0.46	4,996,042	4,996,042

Total			550,908,797

Commercial Paper (2.1%)
BTM Capital
01-05-10	0.40	9,990,667	9,990,667
01-22-10	0.40	7,991,733	7,991,733
02-05-10	0.39	26,973,382	26,973,382
Citigroup Funding
12-14-09	0.27	14,996,062	14,996,062
KBC Financial Products
12-04-09	0.46	10,995,081	10,995,081
12-07-09	0.47	8,995,888	8,995,888
Royal Bank of Scotland Group
12-22-09	0.30	7,995,936	7,995,936

Total			87,938,749

Repurchase Agreements (1.7%)
Barclays Capital
12-01-09	0.29	20,000,000	20,000,000
Morgan Stanley
12-01-09	0.27	35,000,000	35,000,000
12-01-09	0.34	10,000,000	10,000,000
RBS Securities
12-01-09	0.44	10,000,000	10,000,000

Total			75,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $922,995,278)			$922,995,278

Total Investments in Securities (Cost: $6,041,240,128)(v)			$6,179,771,407

Investment in Derivatives
Futures Contracts Outstanding at Nov. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	408	$50,069,250	March 2010	$834,511
U.S. Treasury Note, 2-year	(2,550)	(558,330,482)	Jan. 2010	(2,725,909)
U.S. Treasury Note, 2-year	(503)	(109,598,987)	April 2010	14,964
U.S. Treasury Note, 5-year	1,356	159,012,194	April 2010	430,251
U.S. Treasury Note, 10-year	2,250	269,859,375	March 2010	2,184,445

Total				$738,262

Open Options Contracts Written at Nov. 30, 2009
Interest Rate Swaptions

			Fund
			pay receive	Fixed exercise		Notional	Premium
Description	Counterparty	Floating rate index	floating rate	rate	Expiration date	amount	received	Value(a)

Call-OTC 10-Year Interest Rate Swap	JPMorgan Chase, N.A	3-Month USD LIBOR	Receive	4.76%	Nov. 15, 2012	$80,000,000	$5,252,000	$6,813,121

Put-OTC 10-Year Interest Rate Swap	JPMorgan Chase, N.A	3-Month USD LIBOR	Pay	4.76	Nov. 15, 2012	80,000,000	5,252,000	4,460,076

Total	Total							$11,273,197

Forward Foreign Currency Contracts Open at Nov. 30, 2009

		Currency to be	Unrealized	Unrealized
Exchange date	Currency to be delivered	received	appreciation	depreciation

Dec. 16, 2009	5,701,000	8,562,389	$3,473	$—
	European Monetary Unit	U.S. Dollar

Dec. 16, 2009	1,112,830,000	12,505,113	—	(7,024)
	Japanese Yen	U.S. Dollar

Dec. 16, 2009	58,236,000	8,565,729	210,036	—
	Swedish Krona	U.S. Dollar

Dec. 16, 2009	21,402,000	21,255,793	—	(52,828)
	Swiss Franc	U.S. Dollar

Dec. 16, 2009	83,000	82,657	20	—
	Swiss Franc	U.S. Dollar

Dec. 16, 2009	21,215,323	22,901,000	—	(274,357)
	U.S. Dollar	Australian Dollar

Dec. 16, 2009	473,925	519,000	1,323	—
	U.S. Dollar	Australian Dollar

Dec. 16, 2009	12,818,137	17,307,000	—	(437,676)
	U.S. Dollar	New Zealand Dollar

Dec. 16, 2009	458,805	642,000	867	—
	U.S. Dollar	New Zealand Dollar

Dec. 16, 2009	8,450,244	47,311,000	—	(116,435)
	U.S. Dollar	Norwegian Krone

Dec. 16, 2009	233,573	1,327,000	2,383	—
	U.S. Dollar	Norwegian Krone

Total			$218,102	$(888,320)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 6.1% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $455,353,854 or 10.6% of net assets.

(e)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Nov. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,010,331,099.

(h)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation

FGIC	—	Financial Guaranty Insurance Company

FSA	—	Financial Security Assurance

NPFGC	—	National Public Finance Guaranty Corporation
(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2009.

(j)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2009.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Nov. 30, 2009 was $4,795,792, representing 0.1% of net assets. Information concerning such security holdings at Nov. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow Common	04-16-07	$—
United Artists Theatre Circuit Pass-Through Ctfs 9.30% 2015	02-23-96 thru 08-12-96	4,521,073

(l)	At Nov. 30, 2009, security was partially or fully on loan.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(o)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q)	This position is in bankruptcy.

(r)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn 12-01-24 5.50%	$12,000,000	12-17-09	$12,757,969	$12,847,500
(s)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(t)	At Nov. 30, 2009, investments in securities included securities valued at $6,512,993 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u)	At Nov. 30, 2009, cash or short-term securities were designated to cover open put and/or call options written.

(v)	At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $6,041,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$197,605,000
Unrealized depreciation	(59,074,000)

Net unrealized appreciation	$138,531,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2009:

	Fair value at Nov. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$67,098,225	$—	$67,098,225
U.S. Government Obligations & Agencies	425,877,345	896,386,815	—	1,322,264,160
Asset-Backed Securities	—	359,770,171	38,598,357	398,368,528
Commercial Mortgage-Backed Securities	—	245,593,367	—	245,593,367
Residential Mortgage-Backed Securities	—	1,751,526,644	32,180,939	1,783,707,583
Corporate Debt Securities	—	1,309,945,388	4,795,785	1,314,741,173

Total Bonds	425,877,345	4,630,320,610	75,575,081	5,131,773,036

Equity Securities
Common Stocks(a)	—	—	7	7

Total Equity Securities	—	—	7	7

Other
Senior Loans	—	10,424,016	—	10,424,016
Affiliated Money Market Fund (b)	114,579,070	—	—	114,579,070
Investments of Cash Collateral Received for Securities on Loan (c)	9,233,783	913,761,495	—	922,995,278

Total Other	123,812,853	924,185,511	—	1,047,998,364

Investments in Securities	549,690,198	5,554,506,121	75,575,088	6,179,771,407
Other Financial Instruments (d)	738,262	10,602,979	—	11,341,241

Total	$550,428,460	$5,565,109,100	$75,575,088	$6,191,112,648

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Bond
	Securities	Securities	Securities	Common Stocks	Total

Balance as of Aug. 31, 2009	$37,215,690	$24,043,070	$4,779,457	$7	$66,038,224
Accrued discounts/premiums	279,215	(9,501)	4,981	—	274,695
Realized gain (loss)	1,084,173	249,236	—	—	1,333,409
Change in unrealized appreciation (depreciation)*	(371,382)	1,443,632	11,347	—	1,083,597
Net purchases (sales)	8,790,039	12,492,170	—	—	21,282,209
Transfers in and/or out of Level 3	(8,399,378)	(6,037,668)	—	—	(14,437,046)

Balance as of Nov. 30, 2009	$38,598,357	$32,180,939	$4,795,785	$7	$75,575,088

*	Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2009 was $13,797,838.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Diversified Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date January 28, 2010